UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Emerging Growth Advisors, Inc.
Address:	World Trade Center Baltimore
		401 E. Pratt St., Suite 211
		Baltimore, MD 21202-3041

13F File Number: 28-6448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Peter S. Welles
Title:	President
Phone:	410-332-1021
Signature, Place, and Date of Signing:

Peter S. Welles	Baltimore, MD		August 10,1999


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		52

Form 13F Information Table Value Total:		$158,576



List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



       Column 1          Column 2    Column 3  Column 4 Column 5          Column 6   Column 7 Column8

                                                 VALUE   SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE  SHARED  NONE

AES Corp               Common        00130H105     3,220   55,400sh         sole                55,400
Adaptec, Inc.          Common        00651F108     1,801   51,000sh         sole                51,000
ATMI, Inc.             Common        00207R101     6,369  214,100sh         sole               214,100
Allied Signal Inc.     Common        019512102        63    1,000sh         sole                 1,000
American SuperconductorCommon       0301111086      -112   -7,500sh         sole                -7,500
Aspect Telecomm        Common        045237104     2,535  260,000sh         sole               260,000
Atrix Laboratories, IncCommon        04962L101       481   50,000sh         sole                50,000
AXENT Technologies, IncCommon        05459C108     1,739  156,300sh         sole               156,300
Bio-Plexus Inc.        Common        09057C106       511  112,000sh         sole               112,000
Brunswick Technologies Common       1173941063     1,359  250,000sh         sole               250,000
Carnival Corp.         Class A       143658102     2,910   60,000sh         sole                60,000
Checkpoint Sys Inc.    Common        162825103     2,561  286,600sh         sole               286,600
Converse Technology    Common       2125401081     8,305  110,000sh         sole               110,000
Dallas Semiconductor CoCommon        235204104     6,344  125,000sh         sole               125,000
Documentum, Inc.       Common        256159104     1,763  135,000sh         sole               135,000
Dollar Tree Stores Inc.Common        256747106     1,980   45,000sh         sole                45,000
Dura Pharmaceuticals   Common        26632S109       454   38,000sh         sole                38,000
E M C Corp Mass        Common        268648102     6,050  110,000sh         sole               110,000
Eateries Inc.          Common        277851101       402  107,250sh         sole               107,250
Elan PLC               ADR           284131208     1,665   60,000sh         sole                60,000
Epicor Software Corp.  Common        29426L108     1,852  248,997sh         sole               248,997
GenRad, Inc.           Common        372447102     4,281  200,300sh         sole               200,300
Gillette Co.           Common        375766102        57    1,400sh         sole                 1,400
Health Mgmt Assoc Inc NClass A       421933102     1,463  130,000sh         sole               130,000
Hirsch Intl Corp.      Class A       433550100       638  283,650sh         sole               283,650
JPM Company            Common       4659331098     2,535  195,000sh         sole               195,000
Legato Systems         Common        524651106    15,131  262,000sh         sole               262,000
Lifeline Systems, Inc. Common        532192101       481   25,000sh         sole                25,000
Lo Jack Corp.          Common        539451104     3,791  452,600sh         sole               452,600
Mansur Industries      Common        564491108     1,000  100,000sh         sole               100,000
Mapics, Inc            Common        564910107       711   67,300sh         sole                67,300
Mexican Resturants     Common        59283R104       319   75,000sh         sole                75,000
Molecular Devices Corp Common        60851C107     9,803  261,400sh         sole               261,400
Network Appliances Inc Common        64120l104     6,984  125,000sh         sole               125,000
Nextel Comm Inc.       Class A       65332V103     4,517   90,000sh         sole                90,000
P- Com Inc.            Common        693262107       785  150,000sh         sole               150,000
Planar Systems         Common        726900103     2,422  312,500sh         sole               312,500
Project Software       Common        74339P101     5,156  165,000sh         sole               165,000
Prosoft I-Net SolutionsCommon        743477101       375  150,000sh         sole               150,000
Proxim, Inc.           Common        744284100     5,220   90,000sh         sole                90,000
R.G. Barry Corp.       Common        068798107       742   89,942sh         sole                89,942
Safeskin Corp.         Common        786454108     1,140   95,000sh         sole                95,000
Sawtek Inc.            Common        805468105     3,441   75,000sh         sole                75,000
Summit Design, Inc.    Common        86605U101       675  225,000sh         sole               225,000
SymmetriCom, Inc.      Common        871543104     1,172  144,300sh         sole               144,300
TJX Cos Inc new        Common        872540109     3,331  100,000sh         sole               100,000
Tower Automotive Inc.  Common        891707101     1,781   70,000sh         sole                70,000
Transcrypt Intl Inc.   Common        89363A101       546  397,000sh         sole               397,000
Uniphase Corp.         Common        909149106    22,808  137,400sh         sole               137,400
UroCor, Inc.           Common        91727P105       780  159,000sh         sole               159,000
Visio Corporation      Common        927914101     3,426   90,000sh         sole                90,000
Westaff, Inc.          Common        957070105       353   60,000sh         sole                60,000
Zitel Corp.            Common        989913108       460  294,450sh         sole               294,450


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